Financial Instruments and Financial Risk Management - Schedule of Net Exposure to Currency Risk through Financial Assets and Financial Liabilities (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 CAD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	$ 37,143,000			$ 108,490,000			$ 45,075,000
Accounts payable and accrued liabilities	(5,968,000)			(7,343,000)
Other long-term liabilities	0			(98,000)
Lease liabilities	(1,487,000)			(22,471,000)
Currency Risk | Exposure in US Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	2,744,710	$ 2,026,962		99,094,899	$ 78,045,915
Accounts receivable	25,440	18,787		236,106	185,954
Accounts payable and accrued liabilities	(1,879,795)	(1,388,225)		(1,207,845)	(951,284)
Other long-term liabilities				(97,862)	(77,075)
Long-term derivatives	(106,005)	(78,284)		(1,754,221)	(1,381,603)
Net exposure	784,350	$ 579,240		96,271,077	$ 75,821,907
Currency Risk | Exposure in GBP
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	279,673		£ 170,845	4,859,049		£ 2,832,439
Accounts receivable	300,203		183,386	230,914		134,605
Accounts payable and accrued liabilities	(525,108)		(320,774)	(1,761,791)		(1,026,984)
Lease liabilities	(222,100)		(135,675)	(348,566)		(203,186)
Net exposure	$ (167,332)		£ (102,218)	$ 2,979,606		£ 1,736,874